Related Parties - Summary of Financial Assets and Liabilities with Related Parties (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	₺ 16,181,349	₺ 11,347,543
Loss Allowance
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(20,974)	(8,215)
Banks - Time deposits | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	14,178,529	12,682,382
Banks - Time deposits | Gross Carrying Amount | Turkiye Vakiflar Bankasi TAO
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	5,748,392	3,623,180
Banks - Demand deposits | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	234,117	253,463
Currency Protected Time Deposit [Member] | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	1,359,651
Currency Deposit Account | Turkiye Vakiflar Bankasi TAO
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties			$ 15,000	€ 50,000
Receivables from reverse repo | Gross Carrying Amount
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	3,704,160
Bank borrowings [member]
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(2,791,256)	(1,252,741)
Debt securities issued
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	(357,497)	(167,453)
Lease liabilities
Financial assets and liabilities with related parties
Financial assets (liabilities) with related parties	₺ (125,381)	₺ (159,893)